Restructuring and Integration Costs - Summary of Cost of Initiatives in Profit from Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Employee benefit costs	£ 315	£ 160	£ 91
Depreciation and impairment income (cost)	220	(11)	151
Other operating income	(1)
Other operating expenses	237	1	166
Business combination integration cost	£ 771	£ 150	£ 408